Expense Example {- Templeton Global Bond VIP Fund} - FTVIP Class 1-59 - Templeton Global Bond VIP Fund - Class 1	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 52
3 years	188
5 years	335
10 years	$ 767